Derivatives - Nominal values and average hedge ratio for derivatives (Details) - d	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	7,523,882
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	8,695,960	7,844,392
Average hedge ratio	100.00%	100.00%
Average price condition	0.87%	0.67%
Interest rate risk | Less than 1 year
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	693,057	657,656
Average hedge ratio	100.00%	100.00%
Average price condition	0.88%	1.12%
Interest rate risk | 1~2 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,256,392	640,992
Average hedge ratio	100.00%	100.00%
Average price condition	1.21%	0.88%
Interest rate risk | 2~3 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	641,413	1,217,588
Average hedge ratio	100.00%	100.00%
Average price condition	1.30%	1.30%
Interest rate risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	158,833	456,688
Average hedge ratio	100.00%	100.00%
Average price condition	1.00%	0.98%
Interest rate risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,589,729	247,244
Average hedge ratio	100.00%	100.00%
Average price condition	1.00%	0.67%
Interest rate risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	4,356,536	4,624,224
Average hedge ratio	100.00%	100.00%
Average price condition	0.66%	0.38%
Exchange risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	6,264,460	6,806,529
Average hedge ratio	100.00%	100.00%
Exchange risk | Less than 1 year
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,328,042	2,340,409
Average hedge ratio	100.00%	100.00%
Exchange risk | 1~2 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,164,591	1,448,787
Average hedge ratio	100.00%	100.00%
Exchange risk | 2~3 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	568,991	1,734,593
Average hedge ratio	100.00%	100.00%
Exchange risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	699,433	457,199
Average hedge ratio	100.00%	100.00%
Exchange risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	480,878	575,527
Average hedge ratio	100.00%	100.00%
Exchange risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	22,525	250,014
Average hedge ratio	100.00%	100.00%